Note 46 (Tables)	6 Months Ended
Jun. 30, 2025
Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Banks Senior Management [Abstract]
Remuneration for non executive directors [Table Text Block]
The remuneration of non-executive directors for the first half of the 2025 and 2024 financial years is as follows, individually and by remuneration item:

REMUNERATION OF NON-EXECUTIVE DIRECTORS (THOUSANDS OF EUROS) (1)

	Board of Directors	Executive Committee	Audit Committee	Risk and Compliance Committee	Remuneration Committee	Appointments and Corporate Governance Committee	Technology and Cybersecurity Committee	Other positions (2)	Total
									June 2025	June 2024
José Miguel Andrés Torrecillas	64	83	83	—	—	58	—	25	313	313
Jaime Caruana Lacorte	64	83	—	53	—	23	—	—	224	231
Enrique Casanueva Nárdiz (3)	64	—	33	53	—	—	—	—	151	72
Sonia Dulá	64	—	33	53	—	—	—	—	151	151
Raúl Galamba de Oliveira	64	—	—	107	—	23	21	40	256	256
Belén Garijo López	64	83	—	—	—	23	—	—	171	207
Connie Hedegaard Koksbang	64	—	33	—	—	—	—	—	98	98
Lourdes Máiz Carro	64	—	33	—	21	—	—	—	119	119
Cristina de Parias Halcón (4)	64	—	—	—	—	23	21	—	109	58
Ana Peralta Moreno	64	—	33	—	21	—	—	—	119	119
Ana Revenga Shanklin	64	—	—	53	54	—	21	—	193	171
Carlos Salazar Lomelín (5)	64	—	—	—	21	—	—	—	86	86
Jan Verplancke	64	—	—	—	21	—	21	—	107	107
Total (6)	837	250	249	321	139	150	86	65	2,096	1,987
(1) Includes amounts corresponding to the positions on the Board and its various Committees, the composition of which was last modified on April 26, 2024.
(2) Amounts corresponding to the positions of Deputy Chair of the Board of Directors and Lead Director.
(3) Director appointed by the General Shareholders’ Meeting held on March 15, 2024. Remuneration in 2024 corresponding to the term in office in that financial year.
(4) Director appointed by the General Shareholders’ Meeting held on March 15, 2024. Remuneration in 2024 corresponding to the term in office in that financial year. Likewise, in the first half of the 2025 and 2024 financial years, she was paid €30 thousand and 7,593 BBVA shares and €56 thousand and 14,697 BBVA shares, respectively, corresponding to deferred variable remuneration accrued in the 2018 and 2019 financial years in her former position as a member of BBVA’s Senior Management.
(5) In addition, Carlos Salazar Lomelín received €77 thousand and €65 thousand in the first half of the 2025 and 2024 financial years, respectively, in attendance fees for meetings of the management body of BBVA México, S.A. de C.V. and Grupo Financiero BBVA México, S.A. de C.V. and the strategy forum of BBVA México, S.A.
(6) The total amount reported for the first half of financial year 2024 does not include amounts corresponding to the positions on the Board and on the various Committees received by José Maldonado Ramos and Juan Pi Llorens, who ceased to hold office on March 15, 2024, and whose remuneration for those items in 2024 amounted to €85 thousand and €81 thousand, respectively.

Remuneration system with deferred delivery of shares of non executive directors [Table Text Block]

REMUNERATION SYSTEM WITH DEFERRED DELIVERY OF SHARES FOR NON-EXECUTIVE DIRECTORS

During the first half of the 2025 and 2024 financial years, the following theoretical shares derived from the remuneration system with deferred delivery of shares have been allocated to the non-executive directors, in an amount equivalent to 20% of the total annual fixed allowance in cash received by each of them in the 2024 and 2023 financial years, respectively. The BBVA shares, in a number equivalent to the theoretical shares accumulated by each non-executive director, will be delivered to each beneficiary, where applicable, after the end of their respective term of office as a director for any reason other than serious dereliction of their duties.

	June 2025		June 2024
	Theoretical shares allocated (1)	Theoretical shares accumulated at June 30	Theoretical shares allocated (1)	Theoretical shares accumulated at June 30
José Miguel Andrés Torrecillas	10,930	158,385	13,407	147,455
Jaime Caruana Lacorte	7,959	114,269	11,350	106,310
Enrique Casanueva Nárdiz (2)	3,894	3,894	—	—
Sonia Dulá	5,279	10,321	5,042	5,042
Raúl Galamba de Oliveira	8,944	49,135	10,423	40,191
Belén Garijo López	6,598	117,191	9,401	110,593
Connie Hedegaard Koksbang	3,410	10,587	3,914	7,177
Lourdes Máiz Carro	4,159	81,136	5,384	76,977
Cristina de Parias Halcón (2)	2,915	2,915	—	—
Ana Peralta Moreno	4,159	51,872	5,384	47,713
Ana Revenga Shanklin	6,364	37,525	6,947	31,161
Carlos Salazar Lomelín	2,998	24,010	3,882	21,012
Jan Verplancke	3,747	44,370	4,851	40,623
Total (3)	71,356	705,610	79,985	634,254
(1) The number of theoretical shares allocated has been calculated according to the average closing price of the BBVA share during the 60 trading sessions prior to the dates of the General Meetings of March 21, 2025 and March 15, 2024 which were €11.45 and €8.84 per share, respectively.
(2) Directors appointed by the General Meeting held on March 15, 2024, therefore the allocation of theoretical shares was made for the first time in 2025.
(3) The total number of theoretical shares allocated during the first half of the 2024 financial year does not include the 7,735 and 8,157 theoretical shares allocated to José Maldonado Ramos and Juan Pi Llorens, respectively, whose terms of office ended on March 15, 2024 and who after leaving office, in application of the system, received a total of 154,609 and 156,699 BBVA shares, respectively, which is equivalent to the total theoretical shares accumulated up to that date by each of them.

Fixed remuneration of executive directors [Table Text Block]
The remuneration of executive directors for the first half of the 2025 and 2024 financial years is as follows, individually and by remuneration item:

ANNUAL FIXED REMUNERATION (THOUSANDS OF EUROS)

	June 2025	June 2024
Chair	1,462	1,462
Chief Executive Officer	1,090	1,090
Total	2,551	2,551

Pension commitments with executive directors [Table Text Block]

PENSION SYSTEMS (THOUSANDS OF EUROS)

	Contributions (1)				Accumulated funds
	Retirement		Death and disability
	June 2025	June 2024	June 2025	June 2024	June 2025	June 2024
Chair	236	236	118	126	27,898	25,793
Chief Executive Officer	—	—	110	110	—	—
Total	236	236	228	236	27,898	25,793
(1) Contributions recorded to meet pension commitments with executive directors in proportion to the first half of the 2025 and 2024 financial years. In the case of the Chair, these relate to the sum of the annual contribution to the retirement pension, in the proportional portion of the first half of the year, and the adjustment made to the “discretionary pension benefits” for the financial years 2024 and 2023, which were to be contributed in the 2025 and 2024 financial years, respectively, and to death and disability insurance premiums, in the proportional portion for the first half of each financial year. In the case of the Chief Executive Officer, the contributions reported correspond exclusively to the insurance premiums paid by the Bank, corresponding to the first half of each financial year, to cover the death and disability contingencies given that, in his case, the Bank has not undertaken any commitments to cover the contingency of retirement.

Fixed remuneration of senior management [Table Text Block]
The remuneration of the Senior Management team as a whole, excluding executive directors, corresponding to the first half of the 2025 and 2024 financial years (16 and 15 members with such status as of June 30, 2025 and June 30, 2024, respectively), is indicated below by remuneration item:

FIXED REMUNERATION (THOUSANDS OF EUROS)

	June 2025	June 2024
Senior Management Total	9,702	9,521

Pension commitments with senior management [Table Text Block]

PENSION SYSTEMS (THOUSANDS OF EUROS)

	Contributions (1)				Accumulated funds
	Retirement		Death and disability
	June 2025	June 2024	June 2025	June 2024	June 2025	June 2024
Senior Management Total	2,123	2,097	528	561	42,254	37,306
(1) Contributions recorded to meet pension commitments with Senior Management, excluding executive directors, in the proportional portion corresponding to the first half of the 2025 and 2024 financial years. These amounts are equal to the sum of the annual contributions to retirement pensions, prorated for the first half of the year, and the adjustments made to the "discretionary pension benefits" for the 2024 and 2023 financial years, which were to be contributed in the 2025 and 2024 financial years, respectively, and with the insurance premiums paid by the Bank to cover death and disability contingencies, prorated for the first half of each financial year.